CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
CURRENT ASSETS:
Cash and cash equivalents	$ 7,122	$ 9,412
Bank deposits	21,400
Marketable securities	21,652	40,966
Receivables from collaborative arrangements	2,153	4,120
Prepaid expenses and other current assets	1,074	1,293
TOTAL CURRENT ASSETS	53,401	55,791
NON-CURRENT ASSETS:
Restricted long-term deposits and cash	1,293	472
Property and equipment, net	1,817	2,314
Operating lease right-of-use assets	1,896	2,040
Funds in respect of employee rights upon retirement	754	684
TOTAL NON-CURRENT ASSETS	5,760	5,510
TOTAL ASSETS	59,161	61,301
CURRENT LIABILITIES:
Accounts payable	1,203	1,710
Other accounts payable	4,088	4,123
Current maturities of operating leases	673	672
TOTAL CURRENT LIABILITIES	5,964	6,505
LONG-TERM LIABILITIES:
Operating leases liabilities	1,299	1,373
Liability for employee rights upon retirement	1,049	958
TOTAL LONG-TERM LIABILITIES	2,348	2,331
COMMITMENTS
TOTAL LIABILITIES	8,312	8,836
SHAREHOLDERS' EQUITY:
Ordinary shares, NIS 0.1 par value - authorized: 50,000,000 as of December 31, 2019 and 2020, respectively; issued and outstanding: 20,402,800 and 23,000,782 as of December 31, 2019 and December 31, 2020, respectively	635	561
Additional paid-in capital	231,577	203,977
Accumulated deficit	(181,363)	(152,073)
TOTAL SHAREHOLDERS' EQUITY	50,849	52,465
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 59,161	$ 61,301